Prepaid expenses and deposits (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid expenses and deposits
Schedule of prepaid expenses and deposits

	December 31, 2025	December 31, 2024
	$	$
Research and development deposits	3,617	1,580
Other prepaids and deposits	187	180
Total prepaid expenses and deposits	3,804	1,760